UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings
entries.

Institutional Investment Manager filing this Report:

Name:    Investment Advisors International, Inc.
         1360 East 9th Street
         Cleveland, Ohio 44114

13F File Number:   28-6392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Lisa K. Levine
Title:   Associate Counsel
Phone:   216/436-3674
Signature, Place, and Date of Signing:

    Lisa K. Levine      Cleveland, Ohio     May 25, 1999

Report Type (check only one):
[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     165
Form 13F Information Table Total Value:     $205,622,895

               Item #1                Item #2    Item #3    Item #4     Item
#5    Item #6    Item #7   Item #8
                                      Title of    Cusip      Market
    Investment             Voting
           Name of Issuer              Class     Number      Value
Quantity  Discretion  Managers  Authority
Charter One Financial Inc.                      160903100   15,450,445
535,377   Sole                 Sole
Progressive Corp                                743315103   10,722,607
74,722   Sole                 Sole
General Electric                                369604103    8,572,110
77,488   Sole                 Sole
MCI Worldcom Inc.                               58268B106    8,528,971
96,304   Sole                 Sole
AT & T Corp.                                    001957109    5,374,847
67,343   Sole                 Sole
Intel Corp                                      458140100    5,348,186
44,990   Sole                 Sole
Lucent Technologies                             549463107    5,054,508
46,801   Sole                 Sole
Petshealth                                      71676U107    4,320,000
1,080,000   Sole                 Sole
Pfizer Inc                                      717081103    4,267,117
30,754   Sole                 Sole
Xerox Corp                                      984121103    4,055,325
77,800   Sole                 Sole
Bristol-Myers Squibb                            110122108    4,044,877
63,078   Sole                 Sole
BP Amoco PLC ADR                                055622104    3,708,518
36,718   Sole                 Sole
Firstar Inc.                                    33763V109    3,513,770
39,260   Sole                 Sole
Procter & Gamble                                742718109    3,459,366
35,322   Sole                 Sole
Warner-Lambert                                  934488107    3,405,250
51,400   Sole                 Sole
Bank of America Corp                            060505104    3,128,758
44,301   Sole                 Sole
KeyCorp                                         493267108    3,030,936
99,988   Sole                 Sole
International Business Machines                 459200101    2,789,915
15,740   Sole                 Sole
Johnson & Johnson                               478160104    2,696,353
28,838   Sole                 Sole
Lincoln Electric                                533543203    2,604,706
139,850   Sole                 Sole
Time Warner Inc                                 887315109    2,569,096
36,280   Sole                 Sole
Chevron Corp                                    166751107    2,567,140
28,926   Sole                 Sole
McDonalds Corp                                  580135101    2,427,417
53,570   Sole                 Sole
CINergy                                         172474108    2,390,025
86,910   Sole                 Sole
M.A. Hanna Co                                   410522106    2,373,608
185,250   Sole                 Sole
Home Depot                                      437076102    2,294,161
36,854   Sole                 Sole
GTE Corp                                        362320103    2,019,792
33,385   Sole                 Sole
AmSouth Bancorp                                 032165102    1,996,312
43,875   Sole                 Sole
Harley Davidson Inc.                            412822108    1,893,949
33,010   Sole                 Sole
Hewlett-Packard Company                         428236103    1,857,398
27,390   Sole                 Sole
American International Group                    026874107    1,798,097
14,906   Sole                 Sole
Parker-Hannifin                                 701094104    1,673,558
48,863   Sole                 Sole
Microsoft Corporation                           594918104    1,613,250
18,000   Sole                 Sole
Southwest Airlines                              844741108    1,606,275
53,100   Sole                 Sole
Qualcomm Incorporated                           747525103    1,592,000
12,800   Sole                 Sole
Eli Lilly Co                                    532457108    1,391,950
16,400   Sole                 Sole
Fifth Third Bancorp.                            316773100    1,385,489
21,012   Sole                 Sole
Electronics for Imaging                         286082102    1,380,600
35,400   Sole                 Sole
Merck & Co                                      589331107    1,379,111
17,212   Sole                 Sole
Galileo International                           363547100    1,332,731
27,550   Sole                 Sole
Smithkline Beecham plc ADR                      832378301    1,297,868
18,152   Sole                 Sole
Abbott Labs Inc.                                002824100    1,295,316
27,670   Sole                 Sole
XL Capital Ltd.                                 G98255105    1,256,492
20,683   Sole                 Sole
Banc One                                        059438101    1,213,093
22,031   Sole                 Sole
Liberty All-Star Growth Fund                    529900102    1,208,594
113,750   Sole                 Sole
CCC Information Services Group                  12487Q109    1,203,187
103,500   Sole                 Sole
Invacare Corp.                                  461203101    1,179,180
48,500   Sole                 Sole
FirstMerit Corp                                 337915102    1,171,058
45,478   Sole                 Sole
Royal Dutch Petroleum                           780257705    1,163,136
22,368   Sole                 Sole
J.P. Morgan & Co., Inc.                         616880100    1,128,758
9,149   Sole                 Sole
Diebold Inc.                                    253651103    1,113,861
46,411   Sole                 Sole
Schering-Plough                                 806605101    1,100,027
19,910   Sole                 Sole
American Express                                025816109    1,051,861
8,933   Sole                 Sole
Tommy Hilfiger                                  G8915Z102    1,046,900
15,200   Sole                 Sole
Action Performance                              004933107    1,016,719
33,750   Sole                 Sole
Hertz Corporation                               428040109      968,350
18,100   Sole                 Sole
Bell & Howell Holdings                          077852101      921,894
31,450   Sole                 Sole
Lehman Brothers Holdings                        524908100      866,375
14,500   Sole                 Sole
Steris Corp                                     859152100      837,622
31,460   Sole                 Sole
Sony Corporation ADR                            835699307      835,514
9,150   Sole                 Sole
Seaway Food Town                                812744100      816,060
56,280   Sole                 Sole
Fort James                                      347471104      800,502
25,262   Sole                 Sole
Greenpoint Financial Corp.                      395384100      794,037
22,850   Sole                 Sole
AAR Corp.                                       000361105      787,335
44,200   Sole                 Sole
Equitable Co.                                   29444G107      763,000
10,900   Sole                 Sole
Oracle Systems                                  68389x105      759,600
28,800   Sole                 Sole
Fund American Enterprises Holdings              360768105      731,846
5,500   Sole                 Sole
Emerson Electric                                291011104      726,343
13,721   Sole                 Sole
H & Q Healthcare Fund                           404052102      720,459
54,892   Sole                 Sole
Airborne Freight Corp.                          009267107      706,800
22,800   Sole                 Sole
AllenTelecom Inc.                               018091108      692,250
106,500   Sole                 Sole
Ford Motor Corp                                 345370100      685,358
12,090   Sole                 Sole
US Filter                                       911843209      664,562
21,700   Sole                 Sole
Pepsico Inc.                                    713448108      652,472
16,650   Sole                 Sole
Rockwell International                          773903109      637,419
15,020   Sole                 Sole
Peapod Inc.                                     704718105      612,528
56,000   Sole                 Sole
Walgreen Inc.                                   931422109      593,250
21,000   Sole                 Sole
Medimmune Inc.                                  584669102      591,880
10,000   Sole                 Sole
Lam Research Corp                               512807108      580,000
20,000   Sole                 Sole
A. Schulman Incorporated                        808194104      579,062
42,500   Sole                 Sole
Office Depot Inc                                676220106      569,058
15,200   Sole                 Sole
Wachovia Corporation                            929771103      558,411
6,878   Sole                 Sole
PVF Capital Corp                                693654105      542,875
43,000   Sole                 Sole
Safeguard Scientific Inc                        786449108      540,000
8,000   Sole                 Sole
Stride Rite Corp.                               863314100      539,000
44,000   Sole                 Sole
Symbol Technologies Inc.                        871508107      537,750
11,950   Sole                 Sole
Martek Biosciences Corp                         572901106      531,000
94,400   Sole                 Sole
RPM Inc.                                        749685103      521,949
39,206   Sole                 Sole
Borders Group                                   099709107      513,299
36,500   Sole                 Sole
Aluminum Co of Amer                             022249106      506,612
12,300   Sole                 Sole
Dow Chemical                                    260543103      503,215
5,400   Sole                 Sole
Exxon Corporation                               302290101      497,469
7,050   Sole                 Sole
Dun & Bradstreet                                26483B106      495,187
13,900   Sole                 Sole
Sun International Hotels                        P8797T133      493,125
15,000   Sole                 Sole
Baker Fentress & Co                             057213100      486,388
32,290   Sole                 Sole
New Plan Excel Realty                           648053106      485,456
25,300   Sole                 Sole
Du Pont (EI) de Nemours                         263534109      464,504
8,000   Sole                 Sole
Oglebay Norton Company                          677007106      456,310
20,800   Sole                 Sole
Gilead Sciences Inc                             375558103      455,000
10,000   Sole                 Sole
Watson Pharmaceutical                           942683103      428,012
9,700   Sole                 Sole
Consolidated Stores                             210149100      426,261
14,062   Sole                 Sole
H & Q Life Sciences Fund                        404053100      423,800
38,527   Sole                 Sole
Gabelli Equity Trust                            362397101      408,417
34,393   Sole                 Sole
May Department Stores                           577778103      404,944
10,350   Sole                 Sole
Mobil Corporation                               607059102      381,920
4,340   Sole                 Sole
CVS Corp.                                       126650100      380,000
8,000   Sole                 Sole
Associates First Capital                        046008108      379,980
8,444   Sole                 Sole
Spacehab Inc                                    846243103      377,000
58,000   Sole                 Sole
Chase Manhattan Corp                            16161A108      372,697
4,580   Sole                 Sole
Ingersoll-Rand                                  456866102      372,187
7,500   Sole                 Sole
Alliance Capital Mgmt. Corp.                    018548107      359,445
14,200   Sole                 Sole
Ameritech Corp                                  030954101      345,750
6,000   Sole                 Sole
Glaxo Wellcome PLC ADR                          37733W105      334,690
5,000   Sole                 Sole
SBC Communications                              78387G103      327,013
6,930   Sole                 Sole
Disney, Walt Co.                                254687106      318,720
10,240   Sole                 Sole
American Home Products                          026609107      313,200
4,800   Sole                 Sole
Adobe Systems                                   00724F101      311,217
5,484   Sole                 Sole
Mattel, Inc.                                    577081102      310,478
12,450   Sole                 Sole
Enron Corp                                      293561106      301,975
4,700   Sole                 Sole
KLM Royal DUtch Air                             482516101      296,925
10,700   Sole                 Sole
Bellsouth Corporation                           079860102      293,101
7,316   Sole                 Sole
Reynolds Metals                                 761763101      289,878
6,000   Sole                 Sole
Hagler Bailly                                   405182104      289,600
36,200   Sole                 Sole
Boykin Lodging                                  103430104      288,000
24,000   Sole                 Sole
Corrpro Companies Inc                           220317101      284,375
25,000   Sole                 Sole
Coca-Cola Co.                                   191216100      275,942
4,496   Sole                 Sole
Amkor Technology                                031652100      275,625
35,000   Sole                 Sole
PNC Bank Corp                                   693475102      269,481
4,850   Sole                 Sole
Emerald Financial Corp                          290927102      269,107
14,400   Sole                 Sole
American Management Systems                     027352103      266,346
7,805   Sole                 Sole
First Essex Bancorp Inc                         320103104      263,602
17,500   Sole                 Sole
International Game Technology                   459902102      261,787
17,900   Sole                 Sole
Gillette Company                                375766102      259,150
4,360   Sole                 Sole
Burlington Resources Inc.                       122014103      257,281
6,442   Sole                 Sole
Amgen Inc                                       031162100      254,575
3,400   Sole                 Sole
Moog Inc Class A                                615394202      244,000
8,000   Sole                 Sole
Cincinnati Financial Corporation                172062101      243,552
6,684   Sole                 Sole
Electronic Data Systems                         285661104      241,200
4,954   Sole                 Sole
Gannett Company Inc.                            364730101      239,148
3,796   Sole                 Sole
First Banks America                             31928N103      235,031
12,535   Sole                 Sole
Boston Scientific Corp                          101137107      231,562
5,700   Sole                 Sole
First Union Corp.                               337358105      228,127
4,269   Sole                 Sole
DPL Inc.                                        233293109      222,750
13,500   Sole                 Sole
Oak Hill Financial Inc.                         671337103      213,562
12,750   Sole                 Sole
General Instrument Corp                         370120107      212,191
7,000   Sole                 Sole
Texaco Inc                                      881694103      209,975
3,700   Sole                 Sole
Conexant Systems Inc.                           207142100      207,937
7,510   Sole                 Sole
America Online Inc                              02364J104      205,800
1,400   Sole                 Sole
J. Alexanders Corp                              466096104      195,965
55,000   Sole                 Sole
Pioneeer Standard Electronics                   723877106      187,236
28,529   Sole                 Sole
Republic Security Financial Corp.               760758102      185,000
20,000   Sole                 Sole
Asia Tigers Fund Inc                            04516T105      175,364
25,052   Sole                 Sole
Brandywine Realty Trust                         105368203      162,500
10,000   Sole                 Sole
Zweig Fund                                      989834106      145,769
13,800   Sole                 Sole
Colonial Bancgroup Inc                          195493309      144,000
12,000   Sole                 Sole
Milton Federal Financial Corp.                  601795107      143,000
11,000   Sole                 Sole
Twinlab Corp.                                   901774109      131,250
14,000   Sole                 Sole
United Dominion Realty Trust Inc.               910197102      123,000
12,000   Sole                 Sole
AIM Eastern Europe Fund                         00141J108       71,997
11,875   Sole                 Sole
International Total Service                     460499106       54,600
15,600   Sole                 Sole
Lamson & Sessions Co.                           513696104       49,380
10,000   Sole                 Sole
London American Ventures Trust                  G55636107       46,763
215,000   Sole                 Sole
Top Source Technology                           890530108       21,000
14,000   Sole                 Sole
Senetek PLC Sponsored ADR                       817209307       15,630
10,000   Sole                 Sole
Twentieth Century Energy                        901200105            0
10,000   Sole                 Sole
                                                           203,545,470
6,305,474


PREFERRED STOCK
Gabelli Equity Trust Pfd 7.25%                  362397309      989,625
39,000   Sole                 Sole
Merrill Lynch Capital Trust 7.28% Pfd           59021K20       837,375
33,000   Sole                 Sole
                                                             1,827,000
72,000
CONVERTIBLE PREFERRED
Signature Inns Inc Ser A $1.70 Con Pfd.         826680308      250,425
18,900   Sole                 Sole


GRAND TOTAL                                                205,622,895
6,396,374